Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Depreciation and amortization	$ 44,903	$ 46,067
Licenses and nonamortizable intangibles	22,892	20,732
Employee benefits	(10,045)	(10,517)
Deferred fulfillment costs	3,204	2,172
Net operating loss and other carryforwards	(4,304)	(4,029)
Other - net	(216)	(1,478)
Subtotal	56,434	52,947
Deferred tax assets valuation allowance	2,283	2,141
Net deferred tax liabilities	58,717	55,088
Noncurrent deferred tax liabilities	60,128	56,181
Less: Noncurrent deferred tax assets	(1,411)	(1,093)
Net deferred tax liabilities	$ 58,717	$ 55,088